Transactions with Related Parties and Affiliates (Details) - USD ($)	2 Months Ended	3 Months Ended	12 Months Ended
	Feb. 29, 2016	Mar. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	May 31, 2015
Related Party Transaction [Line Items]
General and administrative expenses			$ 17,163,000	$ 12,351,000	$ 7,931,000
Due From Related Parties, Current			10,545,000	19,639,000
Due From Related Parties, Noncurrent			34,891,000	0
Due to Related Parties, Noncurrent			0	11,105,000
Management fees			67,310,000	59,209,000	56,504,000
Outstanding balance			69,161,000	141,805,000
Revenue from related parties			$ 654,000	1,939,000	38,809,000
May 2015 Credit Facility
Related Party Transaction [Line Items]
Credit facility, maximum borrowing capacity						$ 60,000,000
Interest rate description			LIBOR plus 300 bps
Interest rate percentage			3.00%
Final maturity date			Jan. 02, 2017
Outstanding balance			$ 0
Available amount of loan facility			60,000,000
Panamax Vessels | Subsequent Event
Related Party Transaction [Line Items]
Vessel Year Built		2005
Prior management agreement | Ultra-Handymax Vessels
Related Party Transaction [Line Items]
Daily management fee	$ 4,100
Prior management agreement | Panamax Vessels
Related Party Transaction [Line Items]
Daily management fee	4,200
Prior management agreement | Capesize Vessels
Related Party Transaction [Line Items]
Daily management fee	5,250
Prior management agreement | Container Vessels of TEU 6,800
Related Party Transaction [Line Items]
Daily management fee	6,700
Prior management agreement | Container Vessels of more than TEU 8,000
Related Party Transaction [Line Items]
Daily management fee	7,400
Prior management agreement | Container Vessels of more than TEU 13,000
Related Party Transaction [Line Items]
Daily management fee	$ 8,750
Management Agreement | Ultra-Handymax Vessels
Related Party Transaction [Line Items]
Daily management fee			4,225
Management Agreement | Panamax Vessels
Related Party Transaction [Line Items]
Daily management fee			4,325
Management Agreement | Capesize Vessels
Related Party Transaction [Line Items]
Daily management fee			5,250
Management Agreement | Container Vessels of TEU 6,800
Related Party Transaction [Line Items]
Daily management fee			6,700
Management Agreement | Container Vessels of more than TEU 8,000
Related Party Transaction [Line Items]
Daily management fee			7,400
Management Agreement | Container Vessels of more than TEU 13,000
Related Party Transaction [Line Items]
Daily management fee			$ 8,750
Management Agreement | Late Reimbursement
Related Party Transaction [Line Items]
Interest rate description			LIBOR
Interest rate percentage			1.00%
Debt later required payment			Jan. 05, 2018
Management Agreement | Navios Containers | Container Vessels of 4,250 TEU and 3,450 TEU
Related Party Transaction [Line Items]
Charter hire daily rate			$ 6,100
Charter hire description of terms			The term of this agreement is for an initial period of five years with an automatic extension for successive one year periods thereafter unless a notice for termination is received by either party.
Navios Holdings
Related Party Transaction [Line Items]
General and administrative expenses			$ 8,877,000	7,751,000	$ 6,205,000
Due From Related Parties, Current			8,255,000
Due to Related Parties, Noncurrent			0	11,105,000
Navios Holdings | Ecxluding Navios Europe I and Navios Europe II
Related Party Transaction [Line Items]
Due from Related Parties			43,146,000	$ 19,040,000
Due From Related Parties, Noncurrent			$ 34,891,000
Navios Apollon | Extended charter hire agreement
Related Party Transaction [Line Items]
Profit sharing, Percentage allocation based on earnings			50.00%
Charter hire daily rate			$ 12,500
Lease term			1 year
Date of agreement			Apr. 30, 2015
Navios Libra | Extended charter hire agreement
Related Party Transaction [Line Items]
Profit sharing, Percentage allocation based on earnings			50.00%
Charter hire daily rate			$ 12,000
Lease term			1 year
Date of agreement			Apr. 30, 2015
Navios Felicity | Extended charter hire agreement
Related Party Transaction [Line Items]
Profit sharing, Percentage allocation based on earnings			50.00%
Charter hire daily rate			$ 12,000
Lease term			1 year
Date of agreement			Apr. 30, 2015
Navios Hope | Extended charter hire agreement
Related Party Transaction [Line Items]
Profit sharing, Percentage allocation based on earnings			50.00%
Charter hire daily rate			$ 10,000
Lease term			1 year
Date of agreement			Apr. 30, 2015
Navios Gemini | Charter hire agreement
Related Party Transaction [Line Items]
Profit sharing, Percentage allocation based on earnings			50.00%
Charter hire daily rate			$ 7,600
Navios Hyperion | Charter hire agreement
Related Party Transaction [Line Items]
Profit sharing, Percentage allocation based on earnings			50.00%
Charter hire daily rate			$ 12,000
Navios Soleil | Charter hire agreement
Related Party Transaction [Line Items]
Profit sharing, Percentage allocation based on earnings			50.00%
Charter hire daily rate			$ 12,000
Navios Harmony | Charter hire agreement
Related Party Transaction [Line Items]
Profit sharing, Percentage allocation based on earnings			50.00%
Charter hire daily rate			$ 12,000
Navios Orbiter | Charter hire agreement
Related Party Transaction [Line Items]
Profit sharing, Percentage allocation based on earnings			50.00%
Charter hire daily rate			$ 12,000
Navios Fantastiks | Charter hire agreement
Related Party Transaction [Line Items]
Profit sharing, Percentage allocation based on earnings			50.00%
Charter hire daily rate			$ 12,500
Navios Alegria | Charter hire agreement
Related Party Transaction [Line Items]
Profit sharing, Percentage allocation based on earnings			50.00%
Charter hire daily rate			$ 12,000
Navios Pollux | Extended charter hire agreement
Related Party Transaction [Line Items]
Profit sharing, Percentage allocation based on earnings			50.00%
Charter hire daily rate			$ 11,400
Navios Sun | Charter hire agreement
Related Party Transaction [Line Items]
Profit sharing, Percentage allocation based on earnings			50.00%
Charter hire daily rate			$ 12,000
Navios Fulvia
Related Party Transaction [Line Items]
Vessel Year Built			2010
Vessel type			Capesize
Navios Fulvia | Extended Management Agreement
Related Party Transaction [Line Items]
Charter hire daily rate			$ 11,500
Lease term			3 months
Date of agreement			Nov. 30, 2016
Navios Holdings for the Navios Gemini, Navios Hyperion, Navios Soleil, Navios Harmony, Navios Orbiter, Navios Fantastiks, Navios Alegria, Navios Pollux and Navios Sun | Minimum
Related Party Transaction [Line Items]
Lease term			9 months
Navios Holdings for the Navios Gemini, Navios Hyperion, Navios Soleil, Navios Harmony, Navios Orbiter, Navios Fantastiks, Navios Alegria, Navios Pollux and Navios Sun | Maximum
Related Party Transaction [Line Items]
Lease term			12 months